Summary Of Significant Accounting Policies (Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Other definite-lived intangibles	$ 13.2	$ 11.1
Accumulated amortization	(6.2)	(5.6)
Other definite-lived intangible assets, net of accumulated amortization	7.0	5.5
Below-market leases	24.0	25.3
Accumulated amortization	(7.1)	(8.6)
Below market-leases, net of accumulated amortization	16.9	16.7
Above-market leases	(8.6)	(8.4)
Accumulated amortization	2.3	1.8
Above-market leases, net of accumulated amortization	$ (6.3)	$ (6.6)